Document and Entity Information	0 Months Ended
Oct. 08, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 08, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Oct. 08, 2014
Document Effective Date	Oct. 09, 2014
Prospectus Date	Oct. 14, 2014
Scharf Global Opportunity Fund | Retail Class
Risk/Return:
Trading Symbol	WRLDX